Risks and Uncertainties (Details)	12 Months Ended
	May 31, 2023 USD ($)	May 31, 2022	May 31, 2023 CNY (¥)
Risks and Uncertainties (Details) [Line Items]
Insurance coverage	$ 71,000		¥ 500,000
Customer One [Member] | Revenue [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	14.20%	6.80%
Customer One [Member] | Product and Service, Other [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	60.20%	43.30%
Customer Two [Member] | Revenue [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	6.00%	6.70%
Customer Two [Member] | Product and Service, Other [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	13.90%	25.50%
Customer Three [Member] | Revenue [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	5.20%	6.00%
Customer Three [Member] | Product and Service, Other [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	13.40%
Accounts Receivable [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	18.80%	18.40%
Accounts Payable [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Customer risk percentage	37.10%	55.30%